Tyco International Finance S.A.	12 Months Ended
Sep. 25, 2015
Condensed Financial Information Disclosure [Abstract]
Tyco International Finance S.A.
Tyco International Finance S.A.
TIFSA, a 100% owned subsidiary of the Company, has public debt securities outstanding which are fully and unconditionally guaranteed by Tyco and by Tyco Fire & Security Finance S.C.A. ("TIFSCA"), a wholly owned subsidiary of Tyco and parent company TIFSA. See Note 9. The following tables present condensed consolidating financial information for Tyco, TIFSCA, TIFSA and all other subsidiaries. Condensed financial information for Tyco, TIFSCA and TIFSA on a stand-alone basis is presented using the equity method of accounting for subsidiaries.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 25, 2015
($ in millions)

	Tyco International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	—	$—	$9,902	$—	$9,902
Cost of product sales	—	—	—	4,072	—	4,072
Cost of services	—	—	—	2,198	—	2,198
Selling, general and administrative expenses	7	—	2	2,564	—	2,573
Restructuring and asset impairment charges, net	—	—	—	175	—	175
Operating (loss) income	(7)	—	(2)	893	—	884
Interest income	—	—	—	15	—	15
Interest expense	—	—	(100)	(2)	—	(102)
Other (expense) income, net	—	—	(88)	6	—	(82)
Equity in net income of subsidiaries	557	591	674	—	(1,822)	—
Intercompany interest and fees	3	—	106	(109)	—	—
Income from continuing operations before income taxes	553	591	590	803	(1,822)	715
Income tax (benefit) expense	(2)	—	1	(99)	—	(100)
Income from continuing operations	551	591	591	704	(1,822)	615
Loss from discontinued operations, net of income taxes	—	—	—	(66)	—	(66)
Net income	551	591	591	638	(1,822)	549
Less: noncontrolling interest in subsidiaries net loss	—	—	—	(2)	—	(2)
Net income attributable to Tyco ordinary shareholders	$551	$591	$591	$640	$(1,822)	$551
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 25, 2015
($ in millions)

	Tyco International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$551	$591	$591	$638	$(1,822)	$549
Other comprehensive (loss) income, net of tax
Foreign currency translation	(540)	—	3	(543)	540	(540)
Defined benefit and post retirement plans	(67)	—	—	(67)	67	(67)
Unrealized loss on marketable securities and derivative instruments	(9)	—	—	(9)	9	(9)
Total other comprehensive (loss) income, net of tax	(616)	—	3	(619)	616	(616)
Comprehensive (loss) income	(65)	591	594	19	(1,206)	(67)
Less: comprehensive loss attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	$(65)	$591	$594	$21	$(1,206)	$(65)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,332	$—	$10,332
Cost of product sales	—	—	4,250	—	4,250
Cost of services	—	—	2,297	—	2,297
Selling, general and administrative expenses	(7)	4	3,040	—	3,037
Separation costs	—	—	1	—	1
Restructuring and asset impairment charges, net	—	—	47	—	47
Operating income (loss)	7	(4)	697	—	700
Interest income	—	—	14	—	14
Interest expense	—	(95)	(2)	—	(97)
Other (expense) income, net	(6)	—	5	—	(1)
Equity in net income of subsidiaries	1,866	1,881	—	(3,747)	—
Intercompany interest and fees	(28)	105	(72)	(5)	—
Income from continuing operations before income taxes	1,839	1,887	642	(3,752)	616
Income tax expense (benefit)	1	(1)	(24)	—	(24)
Equity gain in earnings of unconsolidated subsidiaries			206	—	206
Income from continuing operations	1,840	1,886	824	(3,752)	798
(Loss) Income from discontinued operations, net of income taxes	(2)	—	1,038	5	1,041
Net income	1,838	1,886	1,862	(3,747)	1,839
Less: noncontrolling interest in subsidiaries net income	—	—	1	—	1
Net income attributable to Tyco ordinary shareholders	$1,838	$1,886	$1,861	$(3,747)	$1,838
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$1,838	$1,886	$1,862	$(3,747)	$1,839
Other comprehensive loss, net of tax
Foreign currency translation	(174)	—	(174)	174	(174)
Defined benefit and post retirement plans	(64)	—	(64)	64	(64)
Total other comprehensive loss, net of tax	(238)	—	(238)	238	(238)
Comprehensive income	1,600	1,886	1,624	(3,509)	1,601
Less: comprehensive income attributable to noncontrolling interests	—	—	1	—	1
Comprehensive income attributable to Tyco ordinary shareholders	$1,600	$1,886	$1,623	$(3,509)	$1,600
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,058	$—	$10,058
Cost of product sales	—	—	3,985	—	3,985
Cost of services	—	—	2,404	—	2,404
Selling, general and administrative expenses	11	1	2,826	—	2,838
Separation costs	3	—	5	—	8
Restructuring and asset impairment charges, net	—	—	111	—	111
Operating (loss) income	(14)	(1)	727	—	712
Interest income	2	—	14	—	16
Interest expense	(1)	(95)	(4)	—	(100)
Other (expense) income, net	(31)	—	2	—	(29)
Equity in net (loss) income of subsidiaries	(12,666)	2,563	—	10,103	—
Intercompany interest and fees	13,248	122	(13,362)	(8)	—
Income (loss) from continuing operations before income taxes	538	2,589	(12,623)	10,095	599
Income tax expense	(2)	(2)	(104)	—	(108)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(48)	—	(48)
Income (loss) from continuing operations	536	2,587	(12,775)	10,095	443
Income from discontinued operations, net of income taxes	—	—	82	8	90
Net income (loss)	536	2,587	(12,693)	10,103	533
Less: noncontrolling interest in subsidiaries net loss	—	—	(3)	—	(3)
Net income (loss) attributable to Tyco ordinary shareholders	$536	$2,587	$(12,690)	$10,103	$536
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$536	$2,587	$(12,693)	$10,103	$533
Other comprehensive income (loss), net of tax
Foreign currency translation	(100)	—	(100)	100	(100)
Defined benefit and post retirement plans	79	—	79	(79)	79
Total other comprehensive loss, net of tax	(21)	—	(21)	21	(21)
Comprehensive income (loss)	515	2,587	(12,714)	10,124	512
Less: comprehensive loss attributable to noncontrolling interests	—	—	(3)	—	(3)
Comprehensive income (loss) attributable to Tyco ordinary shareholders	$515	$2,587	$(12,711)	$10,124	$515
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 25, 2015
($ in millions)

	Tyco International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$—	$1,401	$—	$1,401
Accounts receivable, net	—	—	—	1,775	—	1,775
Inventories	—	—	—	627	—	627
Intercompany receivables	15	—	332	6,508	(6,855)	—
Prepaid expenses and other current assets	—	—	63	713	—	776
Deferred income taxes	—	—	—	62	—	62
Assets held for sale	—	—	—	12	—	12
Total current assets	15	—	395	11,098	(6,855)	4,653
Property, plant and equipment, net	—	—	—	1,189	—	1,189
Goodwill	—	—	—	4,236	—	4,236
Intangible assets, net	—	—	—	871	—	871
Investment in subsidiaries	10,885	11,148	16,001	—	(38,034)	—
Intercompany loans receivable	—	—	2,942	5,066	(8,008)	—
Other assets	1	—	44	1,327	—	1,372
Total Assets	$10,901	$11,148	$19,382	$23,787	$(52,897)	$12,321
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$967	$20	$—	$987
Accounts payable	1	—	—	784	—	785
Accrued and other current liabilities	88	—	61	1,537	—	1,686
Deferred revenue	—	—	—	382	—	382
Intercompany payables	3,616	—	2,892	347	(6,855)	—
Liabilities held for sale	—	—	—	5	—	5
Total current liabilities	3,705	—	3,920	3,075	(6,855)	3,845
Long-term debt	—	—	2,158	1	—	2,159
Intercompany loans payable	3,155	—	1,911	2,942	(8,008)	—
Deferred revenue	—	—	—	303	—	303
Other liabilities	—	—	245	1,693	—	1,938
Total Liabilities	6,860	—	8,234	8,014	(14,863)	8,245
Tyco Shareholders' Equity:
Ordinary shares	4	—	—	—	—	4
Other shareholders' equity	4,037	11,148	11,148	15,738	(38,034)	4,037
Total Tyco Shareholders' Equity	4,041	11,148	11,148	15,738	(38,034)	4,041
Nonredeemable noncontrolling interest	—	—	—	35	—	35
Total Equity	4,041	11,148	11,148	15,773	(38,034)	4,076
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$10,901	$11,148	$19,382	$23,787	$(52,897)	$12,321
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$892	$—	$892
Accounts receivable, net	—	—	1,734	—	1,734
Inventories	—	—	625	—	625
Intercompany receivables	18	245	8,102	(8,365)	—
Prepaid expenses and other current assets	7	62	982	—	1,051
Deferred income taxes	—	—	304	—	304
Assets held for sale	—	—	180	—	180
Total current assets	25	307	12,819	(8,365)	4,786
Property, plant and equipment, net	—	—	1,262	—	1,262
Goodwill	—	—	4,122	—	4,122
Intangible assets, net	—	—	712	—	712
Investment in subsidiaries	12,738	16,202	—	(28,940)	—
Intercompany loans receivable	—	3,693	5,346	(9,039)	—
Other assets	26	4	897	—	927
Total Assets	$12,789	$20,206	$25,158	$(46,344)	$11,809
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$20	$—	$20
Accounts payable	1	—	824	—	825
Accrued and other current liabilities	191	23	1,900	—	2,114
Deferred revenue	—	—	400	—	400
Intercompany payables	3,517	4,593	255	(8,365)	—
Liabilities held for sale	—	—	118	—	118
Total current liabilities	3,709	4,616	3,517	(8,365)	3,477
Long-term debt	—	1,441	2	—	1,443
Intercompany loans payable	4,180	1,888	2,971	(9,039)	—
Deferred revenue	—	—	335	—	335
Other liabilities	253	—	1,618	—	1,871
Total Liabilities	8,142	7,945	8,443	(17,404)	7,126
Redeemable noncontrolling interest	—	—	13	—	13
Tyco Shareholders' Equity:
Ordinary shares	208	—	—	—	208
Ordinary shares held in treasury	—	—	(2,515)	—	(2,515)
Other shareholders' equity	4,439	12,261	19,194	(28,940)	6,954
Total Tyco Shareholders' Equity	4,647	12,261	16,679	(28,940)	4,647
Nonredeemable noncontrolling interest	—	—	23	—	23
Total Equity	4,647	12,261	16,702	(28,940)	4,670
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$12,789	$20,206	$25,158	$(46,344)	$11,809
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 25, 2015
($ in millions)

	Tyco International Plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$159	$—	$(1,568)	$1,951	$—	$542
Net cash used in discontinued operating activities	—	—	—	(3)	—	(3)
Cash Flows From Investing Activities:
Capital expenditures	—	—	—	(246)	—	(246)
Proceeds from disposal of assets	—	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	—	(583)	—	(583)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	—	(18)	—	(18)
Divestiture of businesses, net of cash divested	—	—	—	3	—	3
Net increase in intercompany loans	—	—	(41)	—	41	—
Increase in investment in subsidiaries	—	—	(3)	—	3	—
Sales and maturities of investments	—	—	4	284	—	288
Purchases of investments	—	—	(1)	(289)	—	(290)
Increase in restricted cash	—	—	—	(20)	—	(20)
Other	—	—	—	(1)	—	(1)
Net cash used in investing activities	—	—	(41)	(865)	44	(862)
Net cash used in discontinued investing activities	—	—	—	(37)	—	(37)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	—	—	363	1	—	364
Repayments of short-term debt	—	—	(363)	(1)	—	(364)
Proceeds from issuance of long-term debt	—	—	2,058	1		2,059
Repayment of long-term debt	—		(445)	—	—	(445)
Proceeds from exercise of share options	85	—	—	7	—	92
Dividends paid	(324)	—	—	—	—	(324)
Repurchase of ordinary shares by treasury	—	—	—	(417)	—	(417)
Net intercompany loan borrowings (repayments)	83	—	—	(42)	(41)	—
Increase in equity from parent	—	—	—	3	(3)	—
Transfer to discontinued operations	—	—	—	(40)	—	(40)
Payment of contingent consideration	—	—	—	(24)		(24)
Other	(3)	—	(4)	(32)	—	(39)
Net cash (used in) provided by financing activities	(159)	—	1,609	(544)	(44)	862
Net cash provided by discontinued financing activities	—	—	—	40	—	40
Effect of currency translation on cash	—	—	—	(33)	—	(33)
Net increase in cash and cash equivalents	—	—	—	509	—	509
Cash and cash equivalents at beginning of period	—	—	—	892	—	892
Cash and cash equivalents at end of period	$—	$—	$—	$1,401	$—	$1,401
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(205)	$592	$442	$—	$829
Net cash provided by discontinued operating activities	—	—	83	—	83
Cash Flows From Investing Activities:
Capital expenditures	—	—	(288)	—	(288)
Proceeds from disposal of assets	—	—	10	—	10
Acquisition of businesses, net of cash acquired	—	—	(65)	—	(65)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(25)	—	(25)
Divestiture of businesses, net of cash divested	—	—	1	—	1
Net increase in intercompany loans	—	(521)	—	521	—
Increase (decrease) in investment in subsidiaries	(4)	(9)	4	9	—
Sales and maturities of investments	—	—	283	—	283
Purchases of investments	—	(62)	(324)	—	(386)
Sale of equity investment	—	—	250	—	250
Decrease in restricted cash	—	—	3	—	3
Other	—	—	(4)	—	(4)
Net cash used in investing activities	(4)	(592)	(155)	530	(221)
Net cash provided by discontinued investing activities	—	—	1,789	—	1,789
Cash Flows From Financing Activities:
Proceeds from issuance of short term debt	—	830	—	—	830
Repayment of short term debt	—	(830)	(1)	—	(831)
Proceeds from exercise of share options	—	—	91	—	91
Dividends paid	(311)	—	—	—	(311)
Repurchase of ordinary shares by treasury	—	—	(1,833)	—	(1,833)
Net intercompany loan borrowings	520	—	1	(521)	—
Increase in equity from parent	—	—	9	(9)	—
Purchase of noncontrolling interest	—	—	(66)	—	(66)
Transfer from discontinued operations	—	—	1,872	—	1,872
Other	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	209	—	62	(530)	(259)
Net cash used in discontinued financing activities	—	—	(1,872)	—	(1,872)
Effect of currency translation on cash	—	—	(20)	—	(20)
Net increase in cash and cash equivalents	—	—	329	—	329
Cash and cash equivalents at beginning of period	—	—	563	—	563
Cash and cash equivalents at end of period	$—	$—	$892	$—	$892
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(251)	$452	$500	$—	$701
Net cash provided by discontinued operating activities	—	—	149	—	149
Cash Flows From Investing Activities:
Capital expenditures	—	—	(269)	—	(269)
Proceeds from disposal of assets	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	(229)	—	(229)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(19)	—	(19)
Divestiture of businesses, net of cash divested	—	—	17	—	17
Intercompany dividend from subsidiary	—	32	—	(32)	—
Net increase in intercompany loans	—	(431)	—	431	—
Decrease in investment in subsidiaries	—	8	—	(8)	—
Sales and maturities of investments	—	—	182	—	182
Purchases of investments	—	—	(227)	—	(227)
Increase in restricted cash	—	—	(8)	—	(8)
Other	—	—	4	—	4
Net cash used in investing activities	—	(391)	(544)	391	(544)
Net cash used in discontinued investing activities	—	—	(111)	—	(111)
Cash Flows From Financing Activities:
Proceeds from issuance of short term debt	—	475	—	—	475
Repayment of short term debt	—	(475)	(30)	—	(505)
Proceeds from exercise of share options	—	—	153	—	153
Dividends paid	(288)	—	—	—	(288)
Intercompany dividend to parent	—	—	(32)	32	—
Repurchase of ordinary shares by treasury	—	—	(300)	—	(300)
Net intercompany loan borrowings (repayments)	449	—	(18)	(431)	—
Decrease in equity from parent	—	—	(8)	8	—
Transfer from (to) discontinued operations	90	(61)	39	—	68
Other	—	—	(30)	—	(30)
Net cash provided by (used in) financing activities	251	(61)	(226)	(391)	(427)
Net cash used in discontinued financing activities	—	—	(68)	—	(68)
Effect of currency translation on cash	—	—	(11)	—	(11)
Net decrease in cash and cash equivalents	—	—	(311)	—	(311)
Less: net increase in cash and cash equivalents related to discontinued operations	—	—	(30)	—	(30)
Cash and cash equivalents at beginning of period	—	—	844	—	844
Cash and cash equivalents at end of period	$—	$—	$563	$—	$563